Schedule of amounts outstanding between related parties (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Trade payables	kr 411,043	kr 265,701
Right-of-use asset	664,696	578,494
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Trade receivables		213
Trade payables	2,355	122
Lease liability	106,546	107,205
Right-of-use asset	kr 96,381	kr 99,132